Commitments and Contingencies - Additional Information (Details)	Jan. 20, 2020 CNY (¥)	Jan. 20, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Operating Leased Assets [Line Items]
Restricted cash			¥ 27,871,552	$ 4,003,498
Loss contingency settlement, accrued			0	0
Subsequent Event
Operating Leased Assets [Line Items]
Litigation settlement payment	¥ 103,200,000	$ 14,900,000
Cash	¥ 18,500,000
Litigation Settlement
Operating Leased Assets [Line Items]
Restricted cash			18,500,000	2,600,000
Additional Litigation Settlement
Operating Leased Assets [Line Items]
Restricted cash			9,400,000	1,400,000
Loss contingency settlement, accrued			¥ 0	$ 0